Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

It is our policy that our Board of Directors, our Compensation Committee and our Chief Executive Officer do take material non-public information into account when determining the timing of equity awards. However, we do not time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. During 2025, we did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing or furnishing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed material non-public information (the “Restricted Period”). We have a program, practice or plan whereby our annual grants for existing employees are consistently made at least two business days after the filing of our Annual Report on Form 10-K. For new employees, we either time the grants to be on the same day of each month to ensure that such grants are not made in connection with the release of material non-public information, or otherwise we do not grant stock options (or similar awards) during the Restricted Period.

Award Timing Method	During 2025, we did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing or furnishing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed material non-public information (the “Restricted Period”). We have a program, practice or plan whereby our annual grants for existing employees are consistently made at least two business days after the filing of our Annual Report on Form 10-K. For new employees, we either time the grants to be on the same day of each month to ensure that such grants are not made in connection with the release of material non-public information, or otherwise we do not grant stock options (or similar awards) during the Restricted Period.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is our policy that our Board of Directors, our Compensation Committee and our Chief Executive Officer do take material non-public information into account when determining the timing of equity awards. However, we do not time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false